UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/01

Check here if Amendment [ x]; Amendment Number: 1
   This Amendment (Check only one.):            [x] is a restatement
                                                [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Holland Capital Management, LP
Address: One N. Wacker Drive, Suite 700
         Chicago, IL 60606


Form 13F File Number:  28-04636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Susan Chamberlain
Title: CCO
Phone: 312-553-4830

Signature, Place, and Date of Signing:

    /s/Susan Chamberlain                     Chicago, IL               05/03/05
         [Signature]                           [City, State]            [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

        28-
        [Repeat as necessary.]

SEC13F.LNS                 HOLLAND CAPITAL MANAGEMENT

                             FORM 13F SUMMARY PAGE
                              AS OF DATE: 12/31/01
                         RUN DATE: 05/31/05  9:42 A.M.


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   68

FORM 13F INFORMATION TABLE VALUE TOTAL:   $683,417
                                           (thousands)


LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME


PORTVUE-SEC13F.LNP                                   HOLLAND CAPITAL MANAGEMENT                                            PAGE 1
RUN DATE: 05/31/05 9:41 A.M.
                                                     FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 12/31/01

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

ADOBE SYS INC COM              COM              00724F101      272    17550 SH       SOLE                      0        0     17550
ALLERGAN INC                   COM              018490102      362     4828 SH       SOLE                      0        0      4828
AMERICAN INTL GROUP INC        COM              026874107    17710   223052 SH       SOLE                      0        0    223052
AMERICREDIT CORP COM           COM              03060R101     9682   306875 SH       SOLE                      0        0    306875
AUTOLIV INC COM                COM              052800109     6869   338200 SH       SOLE                      0        0    338200
AUTOMATIC DATA PROCESSING      COM              053015103     8255   140155 SH       SOLE                      0        0    140155
BANK AMER CORP COM             COM              060505104    11746   373200 SH       SOLE                      0        0    373200
BOEING CO COM                  COM              097023105     8446   217800 SH       SOLE                      0        0    217800
CARDINAL HEALTH INC COM        COM              14149Y108     1058    16359 SH       SOLE                      0        0     16359
CDW COMPUTER CTRS INC COM      COM              125129106    18185   338575 SH       SOLE                      0        0    338575
CEC ENTMT INC COM              COM              125137109    14212   491325 SH       SOLE                      0        0    491325
CHARTER ONE FINCL INC COM      COM              160903100     9927   383909 SH       SOLE                      0        0    383909
CISCO SYS INC                  COM              17275R102     4950   273323 SH       SOLE                      0        0    273323
CITIGROUP INC.                 COM              172967101    25294   501071 SH       SOLE                      0        0    501071
COGNOS INC COM                 COM              19244C109     8006   320225 SH       SOLE                      0        0    320225
COLGATE PALMOLIVE CO           COM              194162103     7403   128186 SH       SOLE                      0        0    128186
COSTCO WHOLESALE CORP          COM              22160K105    13483   303800 SH       SOLE                      0        0    303800
CVS CORP COM                   COM              126650100     8819   297956 SH       SOLE                      0        0    297956
E M C CORP MASS                COM              268648102    13222   983782 SH       SOLE                      0        0    983782
ELAN PLC ADR                   COM              284131208     3404    75550 SH       SOLE                      0        0     75550
EXXON CORPORATION              COM              30231G102    16322   415327 SH       SOLE                      0        0    415327
FANNIE MAE                     COM              313586109    14918   187653 SH       SOLE                      0        0    187653
GENERAL ELEC CO                COM              369604103    28067   700264 SH       SOLE                      0        0    700264
HOME DEPOT INC                 COM              437076102     8677   170101 SH       SOLE                      0        0    170101
I B M                          COM              459200101     8237    68099 SH       SOLE                      0        0     68099
IMPERIAL OIL LTD COM NEW       COM              453038408     5232   187675 SH       SOLE                      0        0    187675
IMS HEALTH INC COM             COM              449934108     7023   359961 SH       SOLE                      0        0    359961
INTEL CORP                     COM              458140100     9051   287804 SH       SOLE                      0        0    287804
J.P. MORGAN CHASE & CO         COM              46625H100     6890   189534 SH       SOLE                      0        0    189534
JOHNSON & JOHNSON              COM              478160104    20058   339388 SH       SOLE                      0        0    339388
JONES APPAREL GROUP INC COM    COM              480074103     8598   259200 SH       SOLE                      0        0    259200
KIMBERLY CLARK CORP            COM              494368103    15379   257178 SH       SOLE                      0        0    257178
LAUDER ESTEE COS INC CL A      COM              518439104    11231   350300 SH       SOLE                      0        0    350300
LEXMARK INTL GROUP INC CL A    COM              529771107    13856   234855 SH       SOLE                      0        0    234855
LILLY, ELI AND COMPANY         COM              532457108     9316   118613 SH       SOLE                      0        0    118613
LINEAR TECHNOLOGY CORP COM     COM              535678106    15175   388713 SH       SOLE                      0        0    388713
LUXOTTICA GROUP S P A ADR SPON COM              55068R202     5751   348975 SH       SOLE                      0        0    348975
MBIA INC                       COM              55262C100    12935   241194 SH       SOLE                      0        0    241194
MBNA CORP COM                  COM              55262L100     8466   360788 SH       SOLE                      0        0    360788
MEDTRONIC INC                  COM              585055106     8265   161397 SH       SOLE                      0        0    161397
MELLON FINL CORP               COM              58551A108     8220   218510 SH       SOLE                      0        0    218510
MERCK & CO INC                 COM              589331107     5848    99463 SH       SOLE                      0        0     99463
MGIC INVT CORP WIS COM         COM              552848103     9198   149025 SH       SOLE                      0        0    149025
MICROSOFT CORP                 COM              594918104    24997   754614 SH       SOLE                      0        0    754614
NOKIA CORP SPONSORED ADR       COM              654902204     4772   194550 SH       SOLE                      0        0    194550
NORTHERN TRUST CORP            COM              665859104     8712   144669 SH       SOLE                      0        0    144669
OMNICOM GROUP                  COM              681919106      607     6796 SH       SOLE                      0        0      6796
PFIZER INC                     COM              717081103    26134   655807 SH       SOLE                      0        0    655807
PHARMACIA CORP                 COM              71713U102    13070   306450 SH       SOLE                      0        0    306450
PROCTER & GAMBLE COMPANY       COM              742718109     2057    52000 SH       SOLE                      0        0     52000
SAFECO CORP COM                COM              786429100     7096   227800 SH       SOLE                      0        0    227800




PORTVUE-SEC13F.LNP                                   HOLLAND CAPITAL MANAGEMENT                                            PAGE 2
RUN DATE: 05/31/05  9:41 A.M.
                                                     FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 12/31/01
                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
SAFEWAY INC COM NEW            COM              786514208    14290   342276 SH       SOLE                      0        0    342276
SBC COMMUNICATIONS INC COM     COM              78387G103    10306   263102 SH       SOLE                      0        0    263102
SCHERING PLOUGH CORP           COM              806605101    11153   311448 SH       SOLE                      0        0    311448
SCHLUMBERGER                   COM              806857108     2624    47744 SH       SOLE                      0        0     47744
SOUTHWEST AIRLS CO COM         COM              844741108     8888   480975 SH       SOLE                      0        0    480975
SUN MICROSYSTEM INC COM        COM              866810104     6046   491524 SH       SOLE                      0        0    491524
SYMANTEC CORP COM              COM              871503108    10679  1288000 SH       SOLE                      0        0   1288000
SYNOVUS FINL CORP COM          COM              87161C105     7751   309417 SH       SOLE                      0        0    309417
TARGET CORP COM                COM              87612E106     7968   194114 SH       SOLE                      0        0    194114
TEXAS INSTRS INC COM           COM              882508104     9269   331045 SH       SOLE                      0        0    331045
TIFFANY & CO NEW COM           COM              886547108     7570   240555 SH       SOLE                      0        0    240555
VERITAS SOFTWARE CO COM        COM              923436109      654    14582 SH       SOLE                      0        0     14582
WAL MART STORES INC            COM              931142103     7680   133448 SH       SOLE                      0        0    133448
WALGREEN COMPANY               COM              931422109     7260   215674 SH       SOLE                      0        0    215674
WATERS CORP COM                COM              941848103    14118   364325 SH       SOLE                      0        0    364325
WELLS FARGO NEW                COM              949746101     9524   219100 SH       SOLE                      0        0    219100
ZEBRA TECHNOLOGIES CORP CL A   COM              989207105    12174   493438 SH       SOLE                      0        0    493438

     LINE COUNT: 68